Financial income and expenses - Summary of finance income and costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Interest income from short-term deposits	€ 850	€ 790	€ 507
Foreign currency gains			1,708
Gain on other financial instruments	2,099
Financial income	2,949	790	2,215
Interest expenses form leases	(289)	(170)	(16)
Foreign currency losses	(9,774)	(94)	(145)
Financial expenses	€ (10,063)	€ (264)	€ (161)